Nature of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis
The following table summarizes the financial assets and liabilities of the Company that are measured at fair value on a recurring basis (in millions):

	Fair Value Measurements at June 30, 2021
	Level 1	Level 2	Level 3
Assets
Cash, cash equivalents, and restricted cash (Note 11)	$102.4	$—	$—
Discretionary retirement plan (Note 12)	3.4	0.8	—
Liabilities
Discretionary retirement plan (Note 12)	3.4	0.8	—

	Fair Value Measurements at June 30, 2020
	Level 1	Level 2	Level 3
Assets
Cash, cash equivalents, and restricted cash (Note 11)	$120.0	$—	$—
Discretionary retirement plan (Note 12)	2.4	1.1	—
Liabilities
Discretionary retirement plan (Note 12)	2.4	1.1	—

GS Acquisition Holdings Corp II [Member]
Summary Of Reconciliation Of The Shares Of Class A Common Stock
As of December 31, 2020, the shares of Class A common stock reflected on the balance sheet are reconciled in the following table:

As of December 31, 2020
Gross proceeds	$750,000,000
Less:
Proceeds allocated to public warrants	$(19,587,038)
Class A shares issuance costs	$(41,163,224)
Plus:
Accretion of carrying value to redemption value	$60,750,262

Class A common stock subject to possible redemption	$750,000,000